Investments (Mortgage Loans by Portfolio Segment) (Details) - Mortgage Loans - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, before allowance for credit losses	$ 1,223	$ 813
Financing receivable, before allowance for credit losses as a percentage of financing receivable, net of allowance for credit losses	100.40%	100.20%
Financing receivable, allowance for credit losses	$ (5)	$ (2)	$ (2)
Financing receivable, allowance for credit losses as a percentage of financing receivable, net of allowance for credit losses	(0.40%)	(0.20%)
Financing receivable, net of allowance for credit losses	$ 1,218	$ 811
Financing receivable, after allowance for credit losses as a percentage of financing receivable, net of allowance for credit losses	100.00%	100.00%
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, before allowance for credit losses	$ 940	$ 593
Financing receivable, before allowance for credit losses as a percentage of financing receivable, net of allowance for credit losses	77.20%	73.10%
Financing receivable, allowance for credit losses	$ (4)	$ (1)	(1)
Agricultural
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, before allowance for credit losses	$ 283	$ 220
Financing receivable, before allowance for credit losses as a percentage of financing receivable, net of allowance for credit losses	23.20%	27.10%
Financing receivable, allowance for credit losses	$ (1)	$ (1)	$ (1)